Fair Value Disclosures (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value disclosure
Cost	$ 3,191,539,000
Other intangible assets	12,972,000	$ 14,760,000
Non-recurring basis
Fair value disclosure
Goodwill	0	0	$ 0
Other intangible assets	0	0	$ 0
Single broker quotes | Level 3
Fair value disclosure
Cost		12,029,000
Independent and non-binding broker quotes | Level 3
Fair value disclosure
Cost	$ 27,851,000	$ 11,198,000